Capital and Reserves - Summary of Composition of Share Premium Account, Capital Redemption Reserves and Merger Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	£ 64,160	£ 65,688	£ 60,981	£ 8,406
Share Premium Account
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	94	91	87
Capital Redemption Reserve
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	101	101	101
Merger Reserves
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	26,414	26,414	26,414
Share Premium, Capital Redemption and Merger Reserves
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Equity	£ 26,609	£ 26,606	£ 26,602	£ 3,931